Schedule of investments
Delaware Tax–Free Oregon Fund	March 31, 2023 (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds — 98.44%
Education Revenue Bonds — 8.52%
Oregon Health & Science University Revenue
Series A 4.00% 7/1/44	600,000	$ 604,716
Oregon State Facilities Authority Revenue
(Metro East Web Academy Project)
Series A 144A 5.00% 6/15/39 #	500,000	471,330
Series A 144A 5.00% 6/15/49 #	500,000	440,915
(Willamette University Projects) Series A 4.00% 10/1/51	500,000	432,380
University of Oregon General Revenue
Series A 3.50% 4/1/52 (BAM)	1,000,000	857,710
Series A 5.00% 4/1/45	1,000,000	1,033,350
		3,840,401
Electric Revenue Bonds — 2.42%
Guam Power Authority Revenue
(Tax-Exempt Forward Delivery) Series A 5.00% 10/1/44	250,000	260,270
Puerto Rico Electric Power Authority Revenue
Series A 6.75% 7/1/36 ‡	240,000	174,300
Series TT 5.00% 7/1/32 ‡	380,000	272,650
Series XX 5.25% 7/1/40 ‡	535,000	385,200
		1,092,420
Healthcare Revenue Bonds — 19.37%
Clackamas County Hospital Facility Authority
(Rose Villa Project) Series A 5.375% 11/15/55	500,000	449,555
Multnomah County Hospital Facility Authority
(Mirabella at South Waterfront Project) Series A 5.40% 10/1/44	900,000	801,441
Oregon Health & Science University Revenue
Series A 4.00% 7/1/51	845,000	845,042
Oregon State Facilities Authority Revenue
(Providence Health & Services) Series C 5.00% 10/1/45	650,000	654,725
(Samaritan Health Services Project) Series A 5.00% 10/1/40	750,000	775,230
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Revenue
(Hospital Auxilio Mutuo Obligated Group Project) 5.00% 7/1/35	360,000	396,173
NQ-FIE [3/23] 5/23 (2909013)    1

Schedule of investments
Delaware Tax–Free Oregon Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Salem Hospital Facility Authority
(Capital Manor Project) 4.00% 5/15/47	865,000	$ 644,148
(Salem Health Projects)
Series A 4.00% 5/15/41	870,000	864,180
Series A 4.00% 5/15/49	810,000	776,984
Series A 5.00% 5/15/24	250,000	255,963
Series A 5.00% 5/15/39	450,000	477,531
Union County Hospital Facility Authority
(Grande Ronde Hospital Project)
5.00% 7/1/40	100,000	103,995
5.00% 7/1/41	535,000	554,506
5.00% 7/1/47	500,000	510,490
Yamhill County Hospital Authority
(Friendsview) Series A 5.00% 11/15/56	840,000	616,955
		8,726,918
Housing Revenue Bond — 0.68%
Home Forward Multifamily Housing Revenue
(Gretchen Kafoury Commons) 5.00% 1/1/29	300,000	304,761
		304,761
Local General Obligation Bonds — 20.80%
Boardman, Oregon
2.125% 6/15/45 (BAM)	500,000	336,415
Clackamas County School District No. 12 North Clackamas
Series B 5.00% 6/15/37	750,000	810,638
Columbia County School District No. 502
5.00% 6/15/36	575,000	624,329
Jackson County School District No. 5 Ashland
4.00% 6/15/37	350,000	360,364
Linn County Community School District No. 9 Lebanon
5.50% 6/15/27 (NATL)	1,000,000	1,125,700
Medford, Oregon
Series A 2.00% 6/1/33	350,000	313,373
Multnomah-Clackamas Counties Centennial School District No. 28JT
4.00% 6/15/38	1,050,000	1,076,607
Newport, Oregon
Series B 10.504% 6/1/29 (AGC) ^	1,225,000	1,010,637
2    NQ-FIE [3/23] 5/23 (2909013)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Local General Obligation Bonds (continued)
Portland, Oregon
(Portland Building Project) Series B 5.00% 6/15/34	500,000	$ 560,305
(Transportation Projects) Series A 3.00% 10/1/33	300,000	299,910
Salem-Keizer School District No. 24J
5.00% 6/15/33	1,000,000	1,124,450
Series B 5.00% 6/15/30	525,000	616,276
Washington County Oregon School District No. 15 Forest Grove
Series B 5.08% 6/15/23 ^	500,000	497,195
Washington-Multnomah Counties Beaverton School District No. 48J
(Current Interest Bonds) Series B 5.00% 6/15/52	560,000	616,386
		9,372,585
Pre-Refunded Bonds — 3.45%
Marion County School District No. 103 Woodburn
5.00% 6/15/35-25 §	500,000	527,425
Umatilla County Oregon School District No. 16R Pendleton
Series A 5.00% 6/15/33-24 §	1,000,000	1,028,880
		1,556,305
Special Tax Revenue Bonds — 19.25%
Commonwealth of Puerto Rico
0.01% 11/1/51 •	1,067,007	360,115
(Subordinate) Series C 3.653% 11/1/43 •	988,809	431,368
GDB Debt Recovery Authority of Puerto Rico
(Taxable) 7.50% 8/20/40	1,449,533	1,203,112
Oregon State Bond Bank Revenue
(Oregon Business Development Department) Series A 5.00% 1/1/32	250,000	265,932
Oregon State Department Administrative Services Lottery Revenue
Series A 5.00% 4/1/35	500,000	521,390
Series A 5.00% 4/1/41	580,000	655,586
Puerto Rico Sales Tax Financing Revenue
(Capital Appreciation - Restructured)
Series A-1 5.387% 7/1/46 ^	1,175,000	308,543
Series A-1 13.398% 7/1/51 ^	1,864,000	362,772
NQ-FIE [3/23] 5/23 (2909013)    3

Schedule of investments
Delaware Tax–Free Oregon Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Puerto Rico Sales Tax Financing Revenue
(Restructured)
Series A-1 4.75% 7/1/53	2,415,000	$ 2,215,038
Series A-2 4.329% 7/1/40	550,000	501,897
Tri-County Metropolitan Transportation District of Oregon
Series A 4.00% 9/1/40	245,000	246,972
Series A 5.00% 9/1/38	500,000	556,455
(Sustainability Bonds)
Series A 3.00% 9/1/37	255,000	236,021
Series A 4.00% 9/1/41	795,000	808,491
		8,673,692
State General Obligation Bonds — 7.87%
Commonwealth of Puerto Rico
(Restructured)
Series A-1 4.00% 7/1/37	53,310	45,245
Series A-1 4.00% 7/1/41	250,000	203,395
Oregon State
Series C 5.00% 6/1/41	650,000	741,539
Series F 5.00% 8/1/43	275,000	308,534
(Article Xi-Q State Projects) Series A 5.25% 5/1/45	1,000,000	1,156,950
(Article XI-Q State Projects) Series A 5.00% 5/1/44	1,000,000	1,088,600
		3,544,263
Transportation Revenue Bonds — 14.93%
Oregon State Department of Transportation
Series A 5.25% 11/15/47	1,000,000	1,138,610
(Subordinate)
Series A 4.00% 11/15/38	300,000	307,830
Series A 5.00% 11/15/35	500,000	569,450
Series A 5.00% 11/15/39	400,000	449,272
Port of Portland Oregon Airport Revenue
5.00% 7/1/42 (AMT)	500,000	512,300
5.00% 7/1/52 (AMT)	250,000	262,672
Series 28 4.00% 7/1/47 (AMT)	555,000	525,552
(Green Bonds) 5.50% 7/1/53 (AMT)	1,500,000	1,648,770
4    NQ-FIE [3/23] 5/23 (2909013)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
Puerto Rico Highway & Transportation Authority Revenue
(Restructured) Series A 5.00% 7/1/62	1,380,000	$ 1,311,000
		6,725,456
Water & Sewer Revenue Bond — 1.15%
Hermiston, Oregon Water & Sewer System Revenue
5.00% 11/1/34 (AGM)	500,000	516,390
		516,390
Total Municipal Bonds (cost $44,830,889)		44,353,191

Short-Term Investments — 0.44%
Variable Rate Demand Note — 0.44%¤
Oregon State Facilities Authority Revenue
(PeaceHealth) Series B 3.46% 8/1/34 (LOC - TD Bank N.A.)	200,000	200,000
Total Short-Term Investments (cost $200,000)		200,000
Total Value of Securities—98.88% (cost $45,030,889)		44,553,191

Receivables and Other Assets Net of Liabilities—1.12%		504,372
Net Assets Applicable to 3,690,890 Shares Outstanding—100.00%		$45,057,563
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At March 31, 2023, the aggregate value of Rule 144A securities was $912,245, which represents 2.02% of the Fund's net assets.
‡	Non-income producing security. Security is currently in default.
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond will be pre-refunded.
NQ-FIE [3/23] 5/23 (2909013)    5

Schedule of investments
Delaware Tax–Free Oregon Fund   (Unaudited)
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at March 31, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. LIBOR03M, LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
¤	Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. Each rate shown is as of March 31, 2023.
Summary of abbreviations:
AGC – Insured by Assured Guaranty Corporation
AGM – Insured by Assured Guaranty Municipal Corporation
AMT – Subject to Alternative Minimum Tax
BAM – Insured by Build America Mutual Assurance
ICE – Intercontinental Exchange, Inc.
LIBOR – London Interbank Offered Rate
LIBOR03M – ICE LIBOR USD 3 Month
LIBOR06M – ICE LIBOR USD 6 Month
LOC – Letter of Credit
N.A. – National Association
NATL – Insured by National Public Finance Guarantee Corporation
USD – US Dollar
6    NQ-FIE [3/23] 5/23 (2909013)